Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
NOTE 7	GOODWILL AND OTHER INTANGIBLE ASSETS

A summary of changes in the Company’s goodwill during the years ended April 30, 2012 and 2011, by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2010	$1,635,413	$1,034,395	$137,922	$2,807,730
Other	(47)	1,772	3,291	5,016

Balance at April 30, 2011	$1,635,366	$1,036,167	$141,213	$2,812,746
Acquisitions	84,845	—	156,778	241,623
Other	86	(925)	1,088	249

Balance at April 30, 2012	$1,720,297	$1,035,242	$299,079	$3,054,618

Included in the other category at April 30, 2012 and 2011, were foreign currency exchange and other adjustments.

The Company’s other intangible assets and related accumulated amortization and impairment charges are as follows:

	April 30, 2012			April 30, 2011
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,415,084	$238,419	$1,176,665	$1,180,000	$168,125	$1,011,875
Patents and technology	158,770	36,888	121,882	134,970	25,980	108,990
Trademarks	62,554	18,854	43,700	35,153	6,652	28,501

Total intangible assets subject to amortization	$1,636,408	$294,161	$1,342,247	$1,350,123	$200,757	$1,149,366

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,855,621	$10,861	$1,844,760	$1,799,862	$9,218	$1,790,644

Total other intangible assets	$3,492,029	$305,022	$3,187,007	$3,149,985	$209,975	$2,940,010

Amortization expense for finite-lived intangible assets was $87,721, $73,438, and $72,417 in 2012, 2011, and 2010, respectively. The weighted-average useful life of the finite-lived intangible assets is 18 years. Based on the amount of intangible assets subject to amortization at April 30, 2012, the estimated amortization expense for each of the succeeding five years is approximately $96,000.

The Company reviews goodwill and other indefinite-lived intangible assets at least annually for impairment. The annual impairment review was performed as of February 1, 2012. Goodwill impairment is tested at the reporting unit level which is the Company’s operating segments.

Nonrecurring fair value adjustments of $4,590, $17,599, and $11,658 were recognized related to the impariment of certain intangible assets in 2012, 2011, and 2010, respectively. The impairment recognized in 2012 was related to a finite-lived trademark. The impairment was recognized in the fourth quarter when the Company evaluated the historical performance and future growth of this regional canned milk brand. The Company utilized Level 3 inputs based on management’s best estimates and assumptions to estimate the fair value of the trademark and concluded the trademark had no value. The majority of the impairment recognized in 2011 and 2010 was related to the Europe’s Best trademark and customer relationship. In October 2011, the Company sold the Europe’s Best frozen fruit and vegetable business, resulting in a loss of $11,287.